Group Information	12 Months Ended
Jun. 30, 2018
Disclosure of interests in other entities [Abstract]
Group Information
Group Information
As of June 30, 2018, the Group’s subsidiaries, all of which are wholly-owned, were as follows:

Name	Country of Incorporation
Atlassian (UK) Limited	United Kingdom, United States of America
Atlassian (UK) Holdings Limited	United Kingdom, United States of America
Atlassian (Australia) Limited	United Kingdom, United States of America
Atlassian (Global) Limited	United Kingdom
Atlassian (UK) Operations Limited	United Kingdom
Atlassian, Inc.	United States of America
Atlassian LLC	United States of America
Atlassian Network Services, Inc.	United States of America
Dogwood Labs, Inc.	United States of America
Trello, Inc.	United States of America
Atlassian Australia 1 Pty Ltd	Australia
Atlassian Australia 2 Pty Ltd	Australia
Atlassian Corporation Pty. Ltd.	Australia
Atlassian Pty Ltd	Australia
Atlassian Capital Pty. Ltd.	Australia
MITT Australia Pty Ltd	Australia
MITT Trust	Australia
Atlassian K.K.	Japan
Atlassian Germany GmbH	Germany
Atlassian Holdings B.V.	Netherlands
Atlassian Philippines, Inc.	Philippines
Atlassian France	France
Atlassian B.V.	Netherlands
Atlassian India LLP	India